Condensed Consolidated Statements of Operations and Comprehensive Loss Unaudited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Collaboration revenue	$ 763	$ 763	$ 3,051	$ 2,483
Other revenue	2,964	3,331	9,260	5,672
Total revenue	22,980	18,860	81,626	55,889
Operating expenses
Research and development	13,800	8,118	43,496	30,749
Selling, general and administrative	30,815	12,809	77,971	36,882
Total operating expenses	56,267	27,172	154,930	90,245
Loss from operations	(33,287)	(8,312)	(73,304)	(34,356)
Other income (expense)
Interest income and other, net	206	2	225	230
Interest expense		(1,174)	(1,324)	(18,338)
Change in fair value of warrant liabilities	12,640		(6,952)
Change in fair value of earn-out liability	16,462		(1,869)
Loss on extinguishment of debt, net			(4,323)	(551)
Total other expense			(14,243)	(18,659)
Total other income (expense)	29,308	(1,172)
Net loss	(3,979)	(9,484)	(87,547)	(53,015)
Other comprehensive loss
Net unrealized loss on available-for-sale securities	(652)	(6)	(68)	(25)
Foreign currency translation gain (loss)	(3)	1	(2)	(4)
Total other comprehensive loss	(655)	(5)	(70)	(29)
Comprehensive loss	$ (4,634)	$ (9,489)	$ (87,617)	$ (53,044)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.02)	$ (0.08)	$ (0.64)	$ (0.81)
Weighted-average shares outstanding, basic and diluted (in Shares)	182,050,468	114,475,401	137,157,283	65,161,358
Assay services revenue
Revenue
Revenue	$ 18,800	$ 14,573	$ 68,038	$ 45,827
Operating expenses
Cost of revenue	11,380	6,155	32,782	21,857
Product revenue
Revenue
Revenue	453	193	1,277	1,907
Operating expenses
Cost of revenue	$ 272	$ 90	$ 681	$ 757